Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Income Tax Expense	Income tax expense consists of the following:
	Year ended December 31,
	2021	2022	2023
	USD	USD	USD
Current income tax expense	$257,344	$-	$-
Total	$257,344	$-	$-

Schedule of Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2021	2022	2023
	USD	USD	USD
China Income tax statutory rate	25.0%	(25.0)%	(25.0)%
Nondeductible expenses-permanent difference	0.1%	0.1%	0.1%
Change in valuation allowance	6.5%	24.9%	24.9%
Effective tax rate	31.6%	-%	-

Schedule of Deferred Tax Assets	The Company’s deferred tax assets are comprised of the following:
	As of December 31,
	2022	2023
	USD	USD
Deferred tax assets
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$650,601	$12,324
Total gross deferred tax assets	650,601	12,324
Valuation allowance on deferred tax assets	(637,915)	-
Deferred tax assets, net of valuation allowance	$12,686	$12,324